Net Investment In Finance And Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2016
Net Investment In Finance And Sales-type Leases [Abstract]
Components Of The Net Investment In Finance And Sales-type Leases

Components of net investment in finance and sales-type leases as of December 31, 2016 and 2015 were as follows:

	As of December 31,
	2016		2015
Future minimum lease payments to be received	$708,934		$533,879
Estimated residual values of leased flight equipment (unguaranteed)	321,739		164,123
Less: Unearned income	(274,791)		(228,804)
	$755,882		$469,198
Less: Allowance for credit losses	—	(a)	—
	$755,882		$469,198

(a)

During the year ended December 31, 2016, we recognized a direct write-off for credit losses on four finance leases of $11.1 million, which was recorded in leasing expenses in our Consolidated Income Statement.

Minimum Future Lease Payments On Finance And Sales-type Leases

As of December 31, 2016, future minimum lease payments to be received on finance and sales-type leases were as follows:

Future minimum lease payments to be received
2017	$137,388
2018	120,216
2019	106,209
2020	82,116
2021	67,271
Thereafter	195,734
$708,934